Equity (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Equity Abstract
Consolidated opening balance of dividends payable	$ 4,171
Opening balance of dividends payable to non-controlling shareholders	(2)
Opening balance of dividends payable to shareholders of Petrobras	4,169
Additions relating to complementary dividends	6,864	$ 6,688
Additions relating to anticipated dividends	11,605	35,030
Payments made	(19,670)	(37,701)
Indexation to the Selic interest rate	(512)	(298)
Transfers to unclaimed dividends	(84)	(165)
Withholding income taxe over interest on capital and monetary restatement	(410)	(366)
Translation adjustment	1,539	981
Closing balance of dividends payable to shareholders of Petrobras	3,501	4,169
Closing balance of dividends payable to non-controlling shareholders		2
Consolidated closing balance of dividends payable	$ 3,501	$ 4,171